Stock-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	602,050
Share-based compensation arrangement by share-based payment award options exercisable intrinsic value per share	$ 0
Stock-based compensation expense for stock options included in non-interest expense	$ 1.1	$ 0.8	$ 0.6
Restricted stock plan permitting issuance of restricted stock units, shares	128,150	95,700	74,600
Weighted-average grant date fair value of restricted stock granted	$ 31.86	$ 23.69	$ 18.84
Nonqualified Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee options issued with a vesting period, years	3 years
Employee options expire after issuance, years	7
Non-employee director plan calls for options to purchase of common stock to be granted to each non-employee director the day after the annual stockholders' meeting, shares	1,000
Non-employee director elected or appointed for the first time as a director on a date other than an annual meeting shall be granted an option to purchase shares of common stock	1,000
Expiration period of options issued to non-employee director	10
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised during the period	4.4	2.2	1.4
Options to purchase shares, granted	268,550	235,200	221,800
Option granted during period with a weighted-average grant date fair value	$ 9.58	$ 7.30	$ 5.69
Total fair value of options to purchase shares of common stock, vested	0.5	0.7	0.7
Total unrecognized compensation expenses	2.9
Unrecognized compensation cost, weighted-average period, years	2 years 4 months 24 days
Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee options issued with a vesting period, years	3 years
Shares available for future grant	70,750
Stock-based compensation expense for stock options included in non-interest expense	1.6	0.8	0.2
Total unrecognized compensation expenses	$ 5.6
Unrecognized compensation cost, weighted-average period, years	2 years 6 months
Restricted stock plan permitting issuance of restricted stock units, shares	400,000